Schedule of Investments (unaudited)	iShares® iBonds® Dec 2022 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$4,304	$4,472,330
WPP Finance 2010, 3.63%, 09/07/22	1,927	2,021,288
		6,493,618
Aerospace & Defense — 1.3%
Boeing Co. (The)
2.13%, 03/01/22 (Call 02/01/22)	714	724,067
2.70%, 05/01/22(a)	2,864	2,936,717
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	3,618	3,726,612
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)	5,641	5,844,189
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)	3,264	3,377,065
2.80%, 03/15/22 (Call 02/15/22)	3,224	3,304,600
		19,913,250
Agriculture — 1.5%
Altria Group Inc.
2.85%, 08/09/22	6,624	6,868,425
3.49%, 02/14/22	3,240	3,343,356
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	201	207,482
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)(a)	1,433	1,486,093
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	3,579	3,688,088
2.50%, 08/22/22	2,832	2,928,968
2.50%, 11/02/22 (Call 10/02/22)(a)	1,320	1,368,140
2.63%, 02/18/22 (Call 01/18/22)	1,649	1,685,641
		21,576,193
Airlines — 0.1%
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, 04/19/22(a)	572	584,875
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	168	174,183
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)(a)	884	910,166
		1,669,224
Apparel — 0.4%
Ralph Lauren Corp., 1.70%, 06/15/22(a)	2,136	2,172,013
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	1,291	1,320,822
VF Corp., 2.05%, 04/23/22(a)	3,056	3,119,809
		6,612,644
Auto Manufacturers — 3.6%
American Honda Finance Corp
0.40%, 10/21/22(a)	1,260	1,261,562
1.95%, 05/20/22	1,756	1,793,333
2.20%, 06/27/2	2,476	2,541,218
2.60%, 11/16/22	2,374	2,470,646
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	4,093	4,229,502
3.45%, 01/14/22 (Call 12/14/21)	3,556	3,645,398
3.45%, 04/10/22 (Call 02/10/22)	4,354	4,483,793
3.55%, 07/08/22	3,941	4,101,517
PACCAR Financial Corp.
2.00%, 09/26/22	795	817,506
2.30%, 08/10/22(a)	771	794,762
2.65%, 05/10/22	1,880	1,938,186
2.85%, 03/01/22	735	755,448
Toyota Motor Corp., 2.16%, 07/02/22	1,854	1,903,520
Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
0.35%, 10/14/22(a)	$4,030	$4,034,312
0.45%, 07/22/22	2,301	2,306,476
1.15%, 05/26/22(a)	4,055	4,102,200
2.15%, 09/08/22	2,220	2,286,445
2.60%, 01/11/22(a)	3,465	3,541,680
2.65%, 04/12/22	2,179	2,241,036
2.80%, 07/13/22(a)	1,460	1,512,983
3.30%, 01/12/22	3,257	3,350,183
		54,111,706
Banks — 28.0%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	3,030	3,129,142
2.63%, 05/19/22	1,895	1,953,840
2.63%, 11/09/22(a)	4,323	4,507,203
Banco Santander SA, 3.50%, 04/11/22(a)	3,247	3,365,483
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)(a)	7,580	7,701,280
5.70%, 01/24/22(a)	4,103	4,321,444
Bank of Montreal
2.05%, 11/01/22	1,974	2,034,937
2.35%, 09/11/22(a)	4,685	4,844,524
2.55%, 11/06/22 (Call 10/06/22)(a)	3,505	3,638,295
2.90%, 03/26/22(a)	5,302	5,462,916
Bank of New York Mellon Corp. (The)
1.95%, 08/23/22(a)	3,499	3,592,493
2.60%, 02/07/22 (Call 01/07/22)	4,008	4,096,978
Bank of Nova Scotia (The)
2.00%, 11/15/22(a)	3,127	3,223,280
2.45%, 09/19/22	3,113	3,229,022
2.70%, 03/07/22	4,970	5,104,140
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	6,512	6,620,555
BBVA USA, 2.88%, 06/29/22 (Call 05/29/22)(a)	2,017	2,082,936
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	4,077	4,206,730
Capital One N.A.
2.15%, 09/06/22 (Call 08/06/22)	95	97,606
2.65%, 08/08/22 (Call 07/08/22)	165	170,414
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	5,932	6,157,594
2.75%, 04/25/22 (Call 03/25/22)	7,085	7,279,979
4.05%, 07/30/22	2,978	3,137,591
4.50%, 01/14/22	7,459	7,756,390
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)(a)	1,789	1,838,162
3.25%, 02/14/22 (Call 01/14/22)	2,291	2,354,461
Cooperatieve Rabobank UA
3.88%, 02/08/22(a)	8,643	8,962,272
3.95%, 11/09/22	5,148	5,456,211
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/22	1,550	1,586,626
Credit Suisse AG/New York NY, 2.80%, 04/08/22	5,111	5,264,330
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	6,646	6,999,235
Deutsche Bank AG/New York NY
3.30%, 11/16/22(a)	3,539	3,695,070
Series D, 5.00%, 02/14/22	4,053	4,228,454
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	2,987	3,073,533
3.50%, 03/15/22 (Call 02/15/22)(a)	1,842	1,902,289
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	1,623	1,665,652

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)(a)	$8,406	$8,457,865
5.75%, 01/24/22	20,683	21,775,683
HSBC Holdings PLC, 4.00%, 03/30/22(a)	329	342,815
Huntington Bancshares Inc./OH, 2.30%, 01/14/22 (Call 12/14/21)(a)	3,601	3,664,558
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	1,881	1,940,797
3.13%, 04/01/22 (Call 03/01/22)	1,735	1,788,247
ING Groep NV, 3.15%, 03/29/22(a)	4,574	4,725,171
JPMorgan Chase & Co.
3.25%, 09/23/22	9,452	9,913,069
4.50%, 01/24/22	7,959	8,289,856
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	2,977	3,072,175
2.40%, 06/09/22(a)	1,729	1,777,671
3.18%, 10/15/27(a)	562	582,114
3.30%, 02/01/22(a)	1,861	1,916,774
Lloyds Bank PLC, 2.25%, 08/14/22	307	315,731
Lloyds Banking Group PLC, 3.00%, 01/11/22(a)	6,128	6,281,629
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)(a)	2,509	2,576,618
Mitsubishi UFJ Financial Group Inc.
2.62%, 07/18/22	7,545	7,795,268
2.67%, 07/25/22	6,209	6,421,596
3.00%, 02/22/22	3,050	3,135,369
3.22%, 03/07/22	4,433	4,573,792
Mizuho Financial Group Inc.
2.60%, 09/11/22(a)	3,253	3,370,433
2.95%, 02/28/22(a)	5,712	5,871,993
Morgan Stanley
2.75%, 05/19/22	9,779	10,083,714
4.88%, 11/01/22	6,926	7,449,398
MUFG Americas Holdings Corp., 3.50%, 06/18/22	540	562,988
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	4,965	5,116,432
3.15%, 04/01/22 (Call 03/01/22)(a)	3,417	3,521,629
National Australia Bank Ltd./New York
1.88%, 12/13/22	1,930	1,987,939
2.50%, 05/22/22(a)	2,842	2,925,242
2.80%, 01/10/22(a)	3,015	3,088,053
Natwest Group PLC, 6.13%, 12/15/22	1,350	1,475,604
Northern Trust Corp., 2.38%, 08/02/22(a)	1,743	1,798,009
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)	1,857	1,912,859
2.63%, 02/17/22 (Call 01/18/22)	3,612	3,694,137
2.70%, 11/01/22 (Call 10/01/22)	4,409	4,582,097
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(a)(b)	1,816	1,895,722
3.30%, 03/08/22 (Call 02/06/22)	2,442	2,517,189
Royal Bank of Canada
2.75%, 02/01/22	4,217	4,322,931
2.80%, 04/29/22(a)	3,390	3,496,344
Santander Holdings USA Inc., 3.70%, 03/28/22 (Call 02/28/22)	2,955	3,050,328
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22(a)	1,459	1,499,648
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	3,281	3,417,752
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	4,552	4,711,502
2.78%, 10/18/22(a)	4,020	4,183,373
Security	Par (000)	Value

Banks (continued)
2.85%, 01/11/22(a)	$2,996	$3,067,694
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)(a)	2,742	2,827,715
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)(a)	1,106	1,145,053
Toronto-Dominion Bank (The), 1.90%, 12/01/22	5,313	5,471,912
Truist Bank
2.45%, 08/01/22 (Call 07/01/22)(a)	3,382	3,486,707
2.63%, 01/15/22 (Call 12/15/21)(a)	2,249	2,296,027
2.80%, 05/17/22 (Call 04/17/22)(a)	4,369	4,502,429
Truist Financial Corp.
2.70%, 01/27/22 (Call 12/27/21)	3,296	3,368,611
2.75%, 04/01/22 (Call 03/01/22)	3,257	3,343,734
3.05%, 06/20/22 (Call 05/20/22)(a)	4,650	4,818,051
3.95%, 03/22/22 (Call 02/22/22)	969	1,005,192
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	4,797	4,973,482
3.00%, 03/15/22 (Call 02/15/22)	3,050	3,137,230
Series V, 2.63%, 01/24/22 (Call 12/23/21)(a)	6,837	6,982,491
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)	2,887	2,927,533
2.65%, 05/23/22 (Call 04/22/22)(a)	2,693	2,772,605
Wells Fargo & Co.
2.63%, 07/22/22	12,034	12,443,397
3.50%, 03/08/22(a)	7,833	8,106,763
Westpac Banking Corp.
2.50%, 06/28/22(a)	3,800	3,921,068
2.80%, 01/11/22	3,756	3,847,496
		415,068,371
Beverages — 1.3%
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)(a)	727	747,254
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)(a)	2,624	2,720,012
2.70%, 05/09/22 (Call 04/09/22)(a)	2,019	2,072,302
Diageo Investment Corp.
2.88%, 05/11/22	3,188	3,289,315
8.00%, 09/15/22	25	28,040
Molson Coors Beverage Co., 3.50%, 05/01/22(a)	991	1,028,172
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)(a)	2,271	2,325,027
2.75%, 03/05/22	3,978	4,086,957
3.10%, 07/17/22 (Call 05/17/22)(a)	2,442	2,531,011
		18,828,090
Biotechnology — 1.3%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)	5,057	5,200,568
2.70%, 05/01/22 (Call 03/01/22)	1,748	1,792,469
3.63%, 05/15/22 (Call 02/15/22)	2,546	2,632,157
Biogen Inc., 3.63%, 09/15/22(a)	3,714	3,907,982
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)(a)	1,865	1,894,691
3.25%, 09/01/22 (Call 07/01/22)	3,425	3,563,713
		18,991,580
Building Materials — 0.1%
Masco Corp., 5.95%, 03/15/22	808	855,462

Chemicals — 1.5%
Cabot Corp., 3.70%, 07/15/22	589	609,633
Celanese U.S. Holdings LLC, 4.63%, 11/15/22(a)	1,656	1,770,098
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)(a)	2,773	2,884,696

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)(a)	$2,223	$2,289,268
FMC Corp., 3.95%, 02/01/22 (Call 11/01/21)	500	512,855
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)(a)	1,355	1,440,528
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)(a)	1,910	1,956,184
2.45%, 02/15/22 (Call 11/15/21)	2,226	2,264,042
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	1,649	1,720,798
NewMarket Corp., 4.10%, 12/15/22	474	503,672
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)(a)	1,837	1,906,053
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	795	824,328
Sherwin-Williams Co. (The), 4.20%, 01/15/22 (Call 10/15/21)	3,266	3,353,855
		22,036,010
Commercial Services — 0.9%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(a)	2,146	2,272,185
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)(a)	2,028	2,084,115
3.25%, 06/01/22 (Call 03/01/22)	270	278,224
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	1,451	1,516,948
Moody’s Corp., 4.50%, 09/01/22 (Call 06/01/22)(a)	1,864	1,963,165
PayPal Holdings Inc., 2.20%, 09/26/22	3,517	3,623,670
Verisk Analytics Inc., 4.13%, 09/12/22	1,207	1,274,061
		13,012,368
Computers — 3.6%
Apple Inc.
1.70%, 09/11/22	3,506	3,588,812
2.10%, 09/12/22 (Call 08/12/22)(a)	3,442	3,539,340
2.15%, 02/09/22(a)	3,881	3,958,038
2.30%, 05/11/22 (Call 04/11/22)(a)	2,266	2,321,676
2.50%, 02/09/22 (Call 01/09/22)	4,735	4,836,045
2.70%, 05/13/22(a)	3,616	3,729,904
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22).	628	643,687
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	4,872	5,160,861
HP Inc., 4.05%, 09/15/22	2,182	2,306,352
IBM Credit LLC, 2.20%, 09/08/22	1,726	1,778,539
International Business Machines Corp.
1.88%, 08/01/22(a)	3,434	3,517,687
2.50%, 01/27/22(a)	5,427	5,550,573
2.85%, 05/13/22	7,306	7,549,509
2.88%, 11/09/22(a)	4,090	4,278,753
		52,759,776
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 2.25%, 11/15/22(a)	1,008	1,043,885
Procter & Gamble Co. (The)
2.15%, 08/11/22(a)	4,825	4,967,338
2.30%, 02/06/22	2,601	2,656,167
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)(a)	2,453	2,509,345
3.00%, 03/07/22	2,296	2,365,454
		13,542,189
Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)(a)	1,645	1,698,347
4.63%, 07/01/22(a)	1,408	1,481,709
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)(a)	2,140	2,193,457
3.50%, 01/15/22	2,678	2,751,940
Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 02/01/22 (Call 12/01/21)(a)	$1,776	$1,821,679
Aircastle Ltd., 5.50%, 02/15/22	1,535	1,604,643
Ally Financial Inc.
4.13%, 02/13/22	1,775	1,839,308
4.63%, 05/19/22	2,036	2,140,549
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	6,058	6,245,556
2.65%, 12/02/22	4,406	4,588,320
2.75%, 05/20/22 (Call 04/20/22)	3,896	4,011,399
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	4,800	4,916,640
Ameriprise Financial Inc., 3.00%, 03/22/22(a)	1,954	2,013,656
Capital One Financial Corp., 3.05%, 03/09/22 (Call 02/09/22)(a)	3,221	3,310,544
CME Group Inc., 3.00%, 09/15/22(a)	2,469	2,576,080
Discover Financial Services
3.85%, 11/21/22(a)	2,162	2,291,742
5.20%, 04/27/22	1,390	1,468,257
Franklin Resources Inc., 2.80%, 09/15/22	575	597,758
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)(a)	2,332	2,403,919
International Lease Finance Corp., 5.88%, 08/15/22	2,600	2,798,796
Invesco Finance PLC, 3.13%, 11/30/22	1,359	1,426,760
ORIX Corp., 2.90%, 07/18/22(a)	1,399	1,445,755
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)(a)	2,476	2,554,687
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)(a)	3,256	3,352,703
2.80%, 12/14/22 (Call 10/14/22)	7,003	7,310,572
Western Union Co. (The), 3.60%, 03/15/22 (Call 02/15/22)	1,637	1,686,126
		70,530,902
Electric — 5.6%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)(a)	910	937,245
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)(a)	1,801	1,842,603
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)(a)	950	980,409
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	1,255	1,304,598
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	270	277,001
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)(a)	2,061	2,126,004
Dominion Energy Inc.
Series B, 2.75%, 01/15/22 (Call 12/15/21)	1,301	1,328,841
Series B, 2.75%, 09/15/22 (Call 06/15/22)	1,918	1,976,921
DTE Energy Co.
2.25%, 11/01/22	2,047	2,111,603
Series B, 2.60%, 06/15/22(a)	670	689,618
Series B, 3.30%, 06/15/22 (Call 04/15/22)	2,137	2,209,402
Series H, 0.55%, 11/01/22(a)	369	370,214
Duke Energy Carolinas LLC, 3.35%, 05/15/22(a)	385	400,181
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)(a)	1,493	1,536,237
3.05%, 08/15/22 (Call 05/15/22)	2,779	2,873,069
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)(a)	1,885	1,933,614
Edison International
2.40%, 09/15/22 (Call 08/15/22)(a)	1,435	1,468,206
3.13%, 11/15/22 (Call 10/15/22)(a)	670	695,339
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	2,644	2,766,206
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)(a)	3,436	3,523,481

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	$4,138	$4,294,375
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	1,263	1,302,052
4.25%, 06/15/22 (Call 03/15/22)	1,988	2,070,164
Georgia Power Co., 2.85%, 05/15/22(a)	1,279	1,319,570
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	2,028	2,105,470
National Rural Utilities Cooperative Finance Corp.
1.75%, 01/21/22	972	986,755
2.30%, 09/15/22 (Call 08/15/22)(a)	1,117	1,151,605
2.40%, 04/25/22 (Call 03/25/22)	1,468	1,503,467
3.05%, 02/15/22 (Call 11/15/21)	1,089	1,111,292
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22(a)	1,165	1,193,845
2.90%, 04/01/22	6,206	6,391,808
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)(a)	1,230	1,253,837
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)(a)	814	837,598
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	1,301	1,351,375
7.00%, 09/01/22(a)	1,672	1,843,480
Pacific Gas & Electric Co., 1.75%, 06/16/22 (Call 06/16/21)(a)	7,355	7,375,373
PacifiCorp, 2.95%, 02/01/22 (Call 11/01/21)	1,143	1,166,294
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)(a)	795	818,007
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)(a)	847	887,343
4.20%, 06/15/22 (Call 03/15/22)	2,081	2,166,924
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	1,956	2,005,428
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	1,024	1,046,344
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)(a)	2,220	2,305,115
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	1,595	1,687,287
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)(a)	1,488	1,538,875
Southern California Edison Co., Series B, 2.40%, 02/01/22 (Call 12/01/21)(a)	1,050	1,066,443
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)(a)	703	715,970
3.45%, 09/01/22 (Call 06/01/22)(a)	353	367,293
		83,214,181
Electronics — 1.2%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	1,043	1,083,427
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	800	822,048
Avnet Inc., 4.88%, 12/01/22(a)	875	936,950
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)(a)	6,087	6,095,217
2.15%, 08/08/22 (Call 07/08/22)(a)	2,776	2,849,369
Hubbell Inc., 3.63%, 11/15/22(a)	35	36,871
Jabil Inc., 4.70%, 09/15/22	1,967	2,095,996
Roper Technologies Inc.
0.45%, 08/15/22(a)	2,283	2,285,694
3.13%, 11/15/22 (Call 08/15/22)(a)	931	970,111
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)	543	555,777
		17,731,460
Environmental Control — 0.1%
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	2,090	2,162,837

Food — 1.5%
Campbell Soup Co., 2.50%, 08/02/22	1,524	1,571,488
Security	Par (000)	Value

Food (continued)
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)(a)	$325	$335,228
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	2,067	2,141,887
JM Smucker Co. (The), 3.00%, 03/15/22(a)	1,734	1,784,373
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	1,659	1,716,186
3.40%, 04/15/22 (Call 01/15/22)	1,461	1,503,442
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)(a)	2,638	2,725,370
Mondelez International Inc., 0.63%, 07/01/22(a)	4,570	4,589,742
Sysco Corp., 2.60%, 06/12/22	1,613	1,660,777
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	3,413	3,567,063
		21,595,556
Forest Products & Paper — 0.1%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)(a)	750	773,895

Hand & Machine Tools — 0.0%
Kennametal Inc., 3.88%, 02/15/22 (Call 11/15/21)	313	320,794

Health Care - Products — 0.7%
Abbott Laboratories, 2.55%, 03/15/22	3,110	3,189,025
Boston Scientific Corp., 3.38%, 05/15/22	744	771,937
DH Europe Finance II Sarl, 2.05%, 11/15/22(a)	3,391	3,493,103
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/01/22)(a)	2,867	2,944,209
		10,398,274
Health Care - Services — 2.0%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)(a)	4,428	4,587,585
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	2,551	2,663,780
3.13%, 05/15/22	2,929	3,031,281
CommonSpirit Health, 2.95%, 11/01/22	655	682,700
Dignity Health, 3.13%, 11/01/22(a)	50	51,750
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)(a)	1,579	1,647,923
3.15%, 12/01/22 (Call 09/01/22)	2,815	2,935,116
Kaiser Foundation Hospitals, 3.50%, 04/01/22(a)	205	212,722
Laboratory Corp. of America Holdings
3.20%, 02/01/22(a)	1,630	1,675,053
3.75%, 08/23/22 (Call 05/23/22)	1,582	1,650,738
UnitedHealth Group Inc.
2.38%, 10/15/22	1,671	1,730,220
2.88%, 03/15/22 (Call 12/15/21)(a)	4,100	4,192,824
3.35%, 07/15/22	4,255	4,439,837
		29,501,529
Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.63%, 01/19/22 (Call 12/19/21)	1,646	1,688,961
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)	1,663	1,724,930
		3,413,891
Home Builders — 0.5%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)	1,113	1,171,321
Lennar Corp., 4.75%, 11/15/22 (Call 08/15/22)	4,040	4,283,774
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	2,047	2,144,376
		7,599,471
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.40%, 08/15/22 (Call 05/15/22)(a)	261	269,078
Whirlpool Corp., 4.70%, 06/01/22(a)	654	689,224
		958,302

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares — 0.3%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	$1,275	$1,311,809
2.88%, 10/01/22	692	720,303
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)(a)	2,083	2,158,779
Kimberly-Clark Corp., 2.40%, 03/01/22(a)	835	854,314
		5,045,205
Insurance — 1.9%
Alleghany Corp., 4.95%, 06/27/22(a)	834	884,082
American International Group Inc., 4.88%, 06/01/22	5,500	5,818,395
Aon Corp., 2.20%, 11/15/22	2,289	2,367,330
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22(a)	3,019	3,126,808
Berkshire Hathaway Inc., 3.40%, 01/31/22(a)	2,754	2,841,605
Chubb INA Holdings Inc., 2.88%, 11/03/22 (Call 09/03/22)(a)	1,314	1,367,072
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	480	497,429
Fidelity National Financial Inc., 5.50%, 09/01/22(a)	809	870,193
Lincoln National Corp., 4.20%, 03/15/22	1,183	1,232,532
Markel Corp., 4.90%, 07/01/22(a)	1,069	1,133,749
Marsh & McLennan Companies Inc., 2.75%, 01/30/22 (Call 12/30/21)	1,838	1,879,539
MetLife Inc., 3.05%, 12/15/22	2,973	3,117,636
Primerica Inc., 4.75%, 07/15/22(a)	400	423,696
Principal Financial Group Inc., 3.30%, 09/15/22	1,115	1,166,914
Sompo International Holdings Ltd., 4.70%, 10/15/22	606	646,463
WR Berkley Corp., 4.63%, 03/15/22	998	1,043,000
		28,416,443
Internet — 1.5%
Amazon.com Inc., 2.50%, 11/29/22 (Call 08/29/22)	4,791	4,960,937
Baidu Inc.
2.88%, 07/06/22	1,972	2,024,002
3.50%, 11/28/22(a)	2,792	2,917,835
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)(a)	3,027	3,139,362
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	3,741	3,839,800
3.80%, 03/09/22 (Call 02/09/22)(a)	2,348	2,428,372
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)(a)	2,784	2,857,887
		22,168,195
Iron & Steel — 0.1%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)(a)	2,067	2,171,301

Lodging — 0.1%
Marriott International Inc./MD, 2.30%, 01/15/22 (Call 12/15/21)	1,250	1,265,863

Machinery — 2.9%
ABB Finance USA Inc., 2.88%, 05/08/22(a)	4,530	4,675,821
Caterpillar Financial Services Corp.
0.95%, 05/13/22	3,171	3,198,556
1.90%, 09/06/22	2,679	2,748,279
1.95%, 11/18/22	2,300	2,366,999
2.40%, 06/06/22	1,846	1,898,075
2.55%, 11/29/22	2,793	2,906,843
2.85%, 06/01/22	1,497	1,547,703
2.95%, 02/26/22	2,447	2,517,645
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	1,292	1,326,290
CNH Industrial Capital LLC, 4.38%, 04/05/22	1,638	1,708,106
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)(a)	3,184	3,266,529
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)(a)	1,178	1,218,700
Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp.
0.55%, 07/05/22(a)	$2,125	$2,134,329
1.95%, 06/13/22(a)	1,580	1,615,882
2.15%, 09/08/22	2,303	2,372,804
2.65%, 01/06/22(a)	2,400	2,454,288
2.75%, 03/15/22(a)	1,427	1,466,642
2.95%, 04/01/22	2,067	2,131,470
3.20%, 01/10/22(a)	1,911	1,965,043
		43,520,004
Manufacturing — 1.0%
3M Co.
2.00%, 06/26/22	2,413	2,472,384
2.75%, 03/01/22 (Call 02/01/22)	1,608	1,647,492
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	66	69,034
Eaton Corp., 2.75%, 11/02/22	5,968	6,214,777
General Electric Co.
2.70%, 10/09/22	3,520	3,655,731
3.15%, 09/07/22	85	88,632
Parker-Hannifin Corp., 3.50%, 09/15/22	1,069	1,121,114
		15,269,164
Media — 1.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	9,738	10,228,600
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	3,142	3,655,151
Fox Corp., 3.67%, 01/25/22	2,515	2,597,014
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	3,455	3,582,559
2.45%, 03/04/22	2,068	2,115,399
2.55%, 02/15/22	367	375,459
ViacomCBS Inc., 3.38%, 03/01/22 (Call 12/01/21)	175	179,148
Walt Disney Co. (The)
1.65%, 09/01/22(a)	1,372	1,400,634
3.00%, 09/15/22(a)	3,173	3,307,154
		27,441,118
Mining — 0.3%
BHP Billiton Finance USA Ltd., 2.88%, 02/24/22(a)	2,715	2,788,604
Newmont Corp., 3.50%, 03/15/22 (Call 12/15/21)	132	135,297
Southern Copper Corp., 3.50%, 11/08/22(a)	879	923,855
		3,847,756
Oil & Gas — 3.4%
BP Capital Markets America Inc.
2.52%, 09/19/22 (Call 08/19/22)(a)	3,138	3,242,558
3.25%, 05/06/22	4,245	4,399,094
BP Capital Markets PLC
2.50%, 11/06/22(a)	3,565	3,698,295
3.25%, 05/06/22(a)	340	352,260
Cenovus Energy Inc., 3.00%, 08/15/22 (Call 05/15/22)	3,140	3,214,449
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	5,310	5,484,646
2.41%, 03/03/22 (Call 01/03/22)	2,931	2,988,682
2.50%, 03/03/22 (Call 02/03/22)	2,462	2,516,829
Chevron USA Inc., 0.33%, 08/12/22(a)	177	177,253
ConocoPhillips Co., 2.40%, 12/15/22 (Call 09/15/22)	633	652,990
Exxon Mobil Corp.
1.90%, 08/16/22	3,929	4,029,740
2.40%, 03/06/22 (Call 01/06/22)	3,279	3,345,039
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	1,570	1,614,698

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	$1,118	$1,147,001
Phillips 66, 4.30%, 04/01/22	5,878	6,137,396
Shell International Finance BV, 2.38%, 08/21/22(a)	3,717	3,836,204
Total Capital International SA, 2.88%, 02/17/22	3,817	3,920,899
		50,758,033
Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	4,454	4,640,177
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)(a)	782	805,710
		5,445,887
Packaging & Containers — 0.1%
WestRock RKT LLC, 4.90%, 03/01/22(a)	1,296	1,358,623

Pharmaceuticals — 8.1%
AbbVie Inc.
2.30%, 11/21/22	9,652	9,972,157
2.90%, 11/06/22	12,002	12,520,366
3.20%, 11/06/22 (Call 09/06/22)(a)	2,831	2,953,950
3.25%, 10/01/22 (Call 07/01/22)	4,761	4,948,488
3.45%, 03/15/22 (Call 01/15/22)	7,648	7,866,503
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)(a)	4,030	4,134,256
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	5,298	5,462,874
Bristol-Myers Squibb Co
2.00%, 08/01/22	2,268	2,324,745
2.60%, 05/16/22	4,627	4,765,301
3.25%, 08/15/22(a)	2,700	2,820,150
3.55%, 08/15/22	3,193	3,348,627
Cardinal Health Inc., 2.62%, 06/15/22 (Call 05/15/22)(a)	3,318	3,409,444
Cigna Corp
3.05%, 11/30/22 (Call 10/31/22)	1,386	1,448,037
3.90%, 02/15/22(a)	2,535	2,625,474
CVS Health Corp
2.75%, 12/01/22 (Call 09/01/22)	4,427	4,591,375
3.50%, 07/20/22 (Call 05/20/22)	5,139	5,346,205
4.75%, 12/01/22 (Call 09/01/22)(a)	1,447	1,544,774
Eli Lilly & Co., 2.35%, 05/15/22	2,599	2,668,419
GlaxoSmithKline Capital PLC
2.85%, 05/08/22(a)	6,380	6,589,392
2.88%, 06/01/22 (Call 05/01/22)	4,762	4,916,527
Johnson & Johnson, 2.25%, 03/03/22 (Call 02/03/22)(a)	3,369	3,438,503
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)	1,746	1,809,816
Merck & Co. Inc.
2.35%, 02/10/22	3,945	4,030,212
2.40%, 09/15/22 (Call 06/15/22)(a)	3,237	3,330,808
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)(a)	3,740	3,837,277
2.40%, 09/21/22(a)	3,763	3,896,135
Pfizer Inc., 2.80%, 03/11/22	2,038	2,095,268
Viatris Inc., 1.13%, 06/22/22(a)(c)	3,338	3,368,476
		120,063,559
Pipelines — 3.0%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	2,605	2,692,163
Energy Transfer Operating LP, 5.20%, 02/01/22 (Call 11/01/21)	3,122	3,225,838
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	2,221	2,348,530
5.88%, 03/01/22 (Call 12/01/21)	2,958	3,084,602
Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC
3.50%, 02/01/22	$2,446	$2,522,486
4.05%, 02/15/22	2,306	2,394,227
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)(a)	3,490	3,652,739
4.15%, 03/01/22	1,187	1,232,343
MPLX LP, 3.50%, 12/01/22 (Call 11/01/22)	1,487	1,561,365
ONEOK Inc., 4.25%, 02/01/22 (Call 11/01/21)	1,563	1,604,795
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	3,360	3,486,571
Plains All American Pipeline LP/PAA Finance Corp., 3.65%,06/01/22 (Call 03/01/22)	1,993	2,050,857
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22 (Call 12/15/21)	2,691	2,821,756
Sunoco Logistics Partners Operations LP, 4.65%, 02/15/22	832	865,505
TransCanada PipeLines Ltd., 2.50%, 08/01/22	3,359	3,463,700
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	2,539	2,629,693
3.60%, 03/15/22 (Call 01/15/22)	4,287	4,415,396
		44,052,566
Real Estate Investment Trusts — 1.3%
American Tower Corp.
2.25%, 01/15/22	1,995	2,030,491
4.70%, 03/15/22	2,386	2,496,329
AvalonBay Communities Inc., 2.95%, 09/15/22 (Call 06/15/22)	1,301	1,347,329
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)(a)	370	384,793
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	2,667	2,790,349
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)(a)	840	860,353
4.15%, 02/01/22 (Call 12/01/21)	1,052	1,069,979
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)(a)	2,004	2,068,849
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)(a)	175	179,592
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	1,895	1,924,903
2.63%, 06/15/22 (Call 03/15/22)(a)	1,847	1,897,571
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)(a)	1,724	1,785,305
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	40	41,891
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	590	613,682
		19,491,416
Retail — 2.4%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	1,590	1,639,115
Costco Wholesale Corp., 2.30%, 05/18/22 (Call 04/18/22)	2,435	2,496,678
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	4,969	5,115,635
3.25%, 03/01/22(a)	1,836	1,895,762
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	2,713	2,784,759
McDonald’s Corp., 2.63%, 01/15/22(a)	4,753	4,858,802
O’Reilly Automotive Inc., 3.80%, 09/01/22 (Call 06/01/22)(a)	580	605,491
Starbucks Corp
1.30%, 05/07/22	1,744	1,765,067
2.70%, 06/15/22 (Call 04/15/22)(a)	1,703	1,751,127
Target Corp., 2.90%, 01/15/22(a)	3,216	3,298,008
Walgreen Co., 3.10%, 09/15/22	4,247	4,424,185
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	4,277	4,437,131
		35,071,760
Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)(a)	2,013	2,107,530

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/22 (Call 12/15/21)	$110	$112,381
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)(a)	2,107	2,159,254
2.70%, 12/15/22	5,556	5,804,353
3.10%, 07/29/22	2,926	3,049,565
QUALCOMM Inc., 3.00%, 05/20/22(a)	5,721	5,923,981
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)(a)	1,926	1,963,018
		19,012,552
Software — 2.8%
	1,460	1,530,460
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	2,288	2,388,466
Microsoft Corp.
2.13%, 11/15/22	1,721	1,778,894
2.38%, 02/12/22 (Call 01/12/22)	4,780	4,877,512
2.40%, 02/06/22 (Call 01/06/22)	5,184	5,289,183
2.65%, 11/03/22 (Call 09/03/22)(a)	3,517	3,654,761
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	7,810	8,002,595
2.50%, 10/15/22(a)	8,019	8,320,113
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)(a)	5,194	5,381,244
		41,223,228
Telecommunications — 2.1%
America Movil SAB de CV, 3.13%, 07/16/22	4,179	4,337,927
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	3,808	3,943,070
3.00%, 06/30/22 (Call 04/30/22)(a)	6,692	6,914,174
Cisco Systems Inc., 3.00%, 06/15/22(a)	2,302	2,388,785
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	1,276	1,310,057
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(a)	3,260	3,392,063
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)(a)	3,196	3,296,834
2.95%, 03/15/22(a)	2,453	2,526,099
Vodafone Group PLC, 2.50%, 09/26/22	2,680	2,770,423
		30,879,432
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 2.60%, 11/19/22	885	916,435

Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	1,811	1,854,011
3.05%, 09/01/22 (Call 06/01/22)	2,045	2,118,211
FedEx Corp.
2.63%, 08/01/22(a)	1,839	1,900,533
3.40%, 01/14/22(a)	1,414	1,456,081
Security	Par/ Shares (000)	Value

Transportation (continued)
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)(a)	$531	$551,093
Norfolk Southern Corp., 3.00%, 04/01/22 (Call 01/01/22)	2,252	2,307,197
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	1,025	1,056,467
2.80%, 03/01/22 (Call 02/01/22)(a)	1,025	1,049,118
2.88%, 06/01/22 (Call 05/01/22)	1,868	1,924,432
Union Pacific Corp.
2.95%, 03/01/22(a)	1,768	1,818,742
4.16%, 07/15/22 (Call 04/15/22)	2,513	2,627,945
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	2,028	2,078,558
2.45%, 10/01/22	3,505	3,630,444
		24,372,832
Total Corporate Bonds & Notes — 98.3%
(Cost: $1,427,642,987)		1,457,570,475

Short-Term Investments

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	70,950	70,992,536
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	38,036	38,036,000
		109,028,536

Total Short-Term Investments — 7.3%
(Cost: $108,997,129)		109,028,536

Total Investments in Securities — 105.6%
(Cost: $1,536,640,116)		1,566,599,011

Other Assets, Less Liabilities — (5.6)%		(83,251,092)

Net Assets — 100.0%		$1,483,347,919

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$36,583,415	$34,413,198	(a)	$—	$(3,039)	$(1,038)	$70,992,536	70,950	$29,766	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,876,000	7,160,000	(a)	—	—	—	38,036,000	38,036	4,332		—
					$(3,039)	$(1,038)	$109,028,536		$34,098		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,457,570,475	$—	$1,457,570,475
Money Market Funds	109,028,536	—	—	109,028,536
	$109,028,536	$1,457,570,475	$—	$1,566,599,011